Income Tax (Details) - Schedule of consolidated profit or loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax:
Current income tax charge	¥ 149	¥ 1,783	¥ 10,143
Over provision in prior years		(1,899)	(1,912)
Deferred tax	6,319	1,151	(4,609)
Income tax expense reported in profit or loss	¥ 6,468	¥ 1,035	¥ 3,622